Lease Liabilities and Commitment (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Lease Liabilities and Commitment [Line Items]
Lease terms	2 years
Top of Range [Member]
Lease Liabilities and Commitment [Line Items]
Lease terms	16 years